UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-03835

Value Line Centurion Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Item 1: Schedule of Investments.

A copy of Schedule of Investments for the period ended 3/31/12 is included with this Form.

■     Value Line Centurion Fund, Inc.

Schedule of Investments

March 31, 2012 (Unaudited)

Shares		Value

Common Stocks — 93.6%
Consumer Discretionary — 20.1%
7,300	AutoZone, Inc. *	$2,714,140
7,800	Bed Bath & Beyond, Inc. *	513,006
11,100	BorgWarner, Inc. *	936,174
21,800	Brinker International, Inc.	600,590
12,500	Buckle, Inc. (The)	598,750
9,300	Buffalo Wild Wings, Inc. *	843,417
3,900	Chipotle Mexican Grill, Inc. *	1,630,200
11,400	Coach, Inc.	880,992
17,400	Darden Restaurants, Inc.	890,184
16,400	Deckers Outdoor Corp. *	1,034,020
9,200	Dick’s Sporting Goods, Inc.	442,336
12,500	Dollar Tree, Inc. *	1,181,125
13,000	Domino’s Pizza, Inc.	471,900
4,500	Fossil, Inc. *	593,910
9,000	Genuine Parts Co.	564,750
14,000	Gildan Activewear, Inc.	385,700
14,400	Hanesbrands, Inc. *	425,376
6,000	Johnson Controls, Inc.	194,880
20,100	LKQ Corp. *	626,517
4,000	Lululemon Athletica, Inc. *	298,720
8,600	McDonald’s Corp.	843,660
2,000	Netflix, Inc. *	230,080
7,600	NIKE, Inc. Class B	824,144
3,000	O’Reilly Automotive, Inc. *	274,050
15,000	Panera Bread Co. Class A *	2,413,800
10,100	Penn National Gaming, Inc. *	434,098
10,000	Starbucks Corp.	558,900
4,000	Tim Hortons, Inc.	214,160
51,400	TJX Companies, Inc. (The)	2,041,094
5,600	Ulta Salon, Cosmetics & Fragrance, Inc.	520,184
7,700	Under Armour, Inc. Class A *	723,800
12,000	Warnaco Group, Inc. (The) *	700,800
5,400	Wynn Resorts Ltd.	674,352
29,800	Yum! Brands, Inc.	2,121,164
		28,400,973

Shares		Value
Consumer Staples — 9.4%
1,800	Boston Beer Co., Inc. (The) Class A *	$192,222
5,300	British American Tobacco PLC ADR	536,466
6,500	Bunge Ltd.	444,860
14,000	Casey’s General Stores, Inc.	776,440
32,800	Church & Dwight Co., Inc.	1,613,432
12,800	Corn Products International, Inc.	737,920
8,500	Costco Wholesale Corp.	771,800
24,200	Diamond Foods, Inc.	552,244
34,000	Flowers Foods, Inc.	692,580
16,000	General Mills, Inc.	631,200
18,600	Green Mountain Coffee Roasters, Inc. *	871,224
4,000	Harris Teeter Supermarkets, Inc.	160,400
11,200	Herbalife Ltd.	770,784
41,000	Hormel Foods Corp.	1,210,320
21,500	J&J Snack Foods Corp.	1,127,890
7,000	Molson Coors Brewing Co. Class B	316,750
7,400	PepsiCo, Inc.	490,990
12,600	TreeHouse Foods, Inc. *	749,700
7,000	Whole Foods Market, Inc.	582,400
		13,229,622
Energy — 0.7%
2,500	Core Laboratories N.V.	328,925
4,000	Devon Energy Corp.	284,480
9,700	Enbridge, Inc.	376,845
		990,250
Financials — 4.4%
8,000	Affiliated Managers Group, Inc. *	894,480
22,800	AFLAC, Inc.	1,048,572
10,500	American Tower Corp. REIT	661,710
2,600	Axis Capital Holdings Ltd.	86,242
6,000	Bank of Montreal	356,520
3,200	BlackRock, Inc.	655,680
4,800	M&T Bank Corp.	417,024
10,200	Royal Bank of Canada	592,110
16,600	Stifel Financial Corp. *	628,144
12,600	T. Rowe Price Group, Inc.	822,780
		6,163,262

1

 ■     Value Line Centurion Fund, Inc.

Schedule of Investments

March 31, 2012 (Unaudited)

Shares		Value
Health Care — 14.4%
13,000	Alexion Pharmaceuticals, Inc. *	$1,207,180
11,600	Allergan, Inc.	1,106,988
3,200	Bio-Rad Laboratories, Inc. Class A *	331,808
7,000	C.R. Bard, Inc.	691,040
14,000	Catalyst Health Solutions, Inc. *	892,220
14,000	Cerner Corp. *	1,066,240
21,700	Computer Programs & Systems, Inc.	1,226,484
7,300	DaVita, Inc. *	658,241
4,000	DENTSPLY International, Inc.	160,520
26,400	Edwards Lifesciences Corp. *	1,920,072
11,100	Endo Pharmaceuticals Holdings, Inc. *	429,903
24,000	Express Scripts, Inc. *	1,300,320
12,700	Henry Schein, Inc. *	961,136
6,300	IDEXX Laboratories, Inc. *	550,935
1,200	Intuitive Surgical, Inc. *	650,100
14,000	Medco Health Solutions, Inc. *	984,200
8,900	Mednax, Inc. *	661,893
3,800	Mettler-Toledo International, Inc. *	702,050
10,700	Novo Nordisk A/S ADR	1,484,197
17,400	Owens & Minor, Inc.	529,134
3,800	Techne Corp.	266,380
18,000	Teva Pharmaceutical Industries Ltd. ADR	811,080
9,000	Thermo Fisher Scientific, Inc.	507,420
16,900	Universal Health Services, Inc. Class B	708,279
11,000	Volcano Corp. *	311,850
2,600	Waters Corp. *	240,916
		20,360,586

Shares		Value
Industrials — 20.2%
1,200	Acuity Brands, Inc.	$75,396
26,000	AMETEK, Inc.	1,261,260
7,800	C.H. Robinson Worldwide, Inc.	510,822
12,000	Canadian National Railway Co.	953,160
18,000	Chicago Bridge & Iron Co. N.V.	777,420
12,400	CLARCOR, Inc.	608,716
6,300	Clean Harbors, Inc. *	424,179
22,700	Danaher Corp.	1,271,200
38,000	Donaldson Co., Inc.	1,357,740
18,000	Eaton Corp.	896,940
4,400	Esterline Technologies Corp. *	314,424
11,200	Exelis, Inc.	140,224
12,000	Fastenal Co.	649,200
7,800	FedEx Corp.	717,288
5,500	Gardner Denver, Inc.	346,610
9,200	Graco, Inc.	488,152
8,250	HEICO Corp.	425,618
14,200	IDEX Corp.	598,246
14,800	IHS, Inc. Class A *	1,386,020
14,400	Iron Mountain, Inc.	414,720
5,600	ITT Corp.	128,464
8,000	J.B. Hunt Transport Services, Inc.	434,960
11,300	Kansas City Southern *	810,097
15,400	Kirby Corp. *	1,013,166
9,000	L-3 Communications Holdings, Inc.	636,930
3,000	Middleby Corp. (The) *	303,540
8,000	Parker Hannifin Corp.	676,400
3,000	Precision Castparts Corp.	518,700
15,000	Republic Services, Inc.	458,400
93,200	Rollins, Inc.	1,983,296
13,800	Roper Industries, Inc.	1,368,408
15,100	Stericycle, Inc. *	1,262,964
7,000	Toro Co. (The)	497,770
8,000	Union Pacific Corp.	859,840
13,100	United Technologies Corp.	1,086,514
7,000	Valmont Industries, Inc.	821,870
4,000	Verisk Analytics, Inc. Class A *	187,880
3,500	W.W. Grainger, Inc.	751,835
24,000	Waste Connections, Inc.	780,720
11,200	Xylem, Inc.	310,800
		28,509,889

2

■     Value Line Centurion Fund, Inc.

Schedule of Investments

March 31, 2012 (Unaudited)

Shares		Value
Information Technology — 12.3%
22,600	Accenture PLC Class A	$1,457,700
8,000	Alliance Data Systems Corp. *	1,007,680
7,700	Amphenol Corp. Class A	460,229
4,500	Anixter International, Inc. *	326,385
12,600	ANSYS, Inc. *	819,252
6,200	Ariba, Inc. *	202,802
25,300	Check Point Software Technologies Ltd. *	1,615,152
18,300	Cognizant Technology Solutions Corp. Class A *	1,408,185
7,800	Equinix, Inc. *	1,228,110
5,400	F5 Networks, Inc. *	728,784
22,900	Informatica Corp. *	1,211,410
2,800	MasterCard, Inc. Class A	1,177,512
8,100	MICROS Systems, Inc. *	447,849
12,000	Netgear, Inc. *	458,400
12,400	Open Text Corp. *	758,260
8,000	Rackspace Hosting, Inc. *	462,320
7,800	Salesforce.com, Inc. *	1,205,178
12,800	Solera Holdings, Inc.	587,392
11,000	TIBCO Software, Inc. *	335,500
7,700	VMware, Inc. Class A *	865,249
8,800	Wright Express Corp. *	569,624
		17,332,973
Materials — 9.5%
11,700	Albemarle Corp.	747,864
22,200	Ball Corp.	951,936
5,100	CF Industries Holdings, Inc.	931,515
38,800	Crown Holdings, Inc. *	1,429,004
10,400	Cytec Industries, Inc.	632,216
17,200	FMC Corp.	1,820,792
7,800	NewMarket Corp.	1,461,720
12,200	Packaging Corp. of America	360,998
10,800	Praxair, Inc.	1,238,112
14,000	Scotts Miracle-Gro Co. (The) Class A	758,240
15,100	Sigma-Aldrich Corp.	1,103,206
31,600	Silgan Holdings, Inc.	1,396,720
12,600	Valspar Corp. (The)	608,454
		13,440,777
Telecommunication Services — 0.5%
12,400	Crown Castle International Corp. *	661,416
Utilities — 2.1%
11,500	ITC Holdings Corp.	884,810
9,000	NSTAR	437,670
9,000	ONEOK, Inc.	734,940
23,300	Questar Corp.	448,758
13,200	Wisconsin Energy Corp.	464,376
		2,970,554
	Total Common Stocks And Total Investment Securities — 93.6% (Cost $84,923,389)	$132,060,302

Principal Amount		Value

Short-Term Investments — 6.3%
Repurchase Agreements — 6.3%
$ 8,800,000	With Morgan Stanley, 0.08%, dated 03/30/12, due 04/02/12, delivery value $8,800,059 (collateralized by $8,280,000 U.S. Treasury Notes 2.7500% due 02/15/19, with a value of $8,952,395)	8,800,000
	Total Short-Term Investments (Cost $8,800,000)	8,800,000
Cash And Other Assets In Excess Of Liabilities — 0.1%		183,178
Net Assets (1) —100.0%		$141,043,480
Net Asset Value Per Outstanding Share ($141,043,480 ÷ 9,996,900 shares outstanding)		$14.11

*	Non-income producing.
(1)
For federal income tax purposes, the aggregate cost was $93,723,389, aggregate gross unrealized appreciation was $47,843,276, aggregate gross unrealized depreciation was $706,363 and the net unrealized appreciation was $47,136,913.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

3

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of March 31, 2012:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$132,060,302	$0	$0	$132,060,302
Short-Term Investments	0	8,800,000	0	8,800,000
Total Investments in Securities	$132,060,302	$8,800,000	$0	$140,860,302

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011- 04, “Fair Value Measurements and Disclosures (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements.

Specifically, the guidance specifies that the concepts of highest and best use and valuation premise in a fair value measurement are only relevant when measuring the fair value of nonfinancial assets whereas they are not relevant when measuring the fair value of financial assets and liabilities.

Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs will be required. Entities will also be required to disclose the categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position but for which the fair value is required to be disclosed.

ASU 2011-04 is effective for annual periods beginning after December 15, 2011 and is to be applied prospectively. The Fund is currently assessing the impact of this guidance on its financial statements.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

For the period ended March 31, 2012, there was no significant transfer activity between Level 1 and Level 2.

For the period ended March 31, 2012, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the  registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 30, 2012